COMMON SHARE CAPITAL - Dividends on common shares (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended				12 Months Ended
	Feb. 16, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
COMMON SHARE CAPITAL
Dividend declared and paid, per share		$ 0.03	$ 0.03	$ 0.03	$ 0.03		$ 0.03
Dividend declared and paid, Total amount paid		$ 37.6	$ 37.8	$ 37.9	$ 37.8	$ 151.1	$ 75.5
Dividend declared, per share	$ 0.03
Dividend declared and unpaid		$ 0.0				$ 0.0	$ 0.0